Risk Assurance Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Guarantor Obligations [Line Items]
Maximum potential undiscounted future payment under risk assurance obligation	¥ 17,806,442,758	¥ 14,340,636,308	$ 2,557,735,465
Minimum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	6 months	6 months
Maximum [Member]
Guarantor Obligations [Line Items]
Term of risk assurance obligation	60 months	60 months